Income Taxes (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Annual taxable income percentage			50.00%
Income tax reduced rate		20.00%	20.00%
Annual taxable income (in Yuan Renminbi) | $					$ 39,747	$ 546,885	$ 453,218
Cumulative tax effect rate					25.00%	25.00%	25.00%
PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)		¥ 1	¥ 1	¥ 1
Annual taxable income percentage			25.00%	12.50%
Income tax reduced rate			20.00%	20.00%
Minimum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)			¥ 1
Maximum [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income (in Yuan Renminbi)			¥ 3
State Administration of Taxation, China [Member]
Income Taxes [Line Items]
EIT rate of PRC					25.00%
Latest Tax Year [Member]
Income Taxes [Line Items]
Annual taxable income percentage		25.00%
Annual taxable income (in Yuan Renminbi)		¥ 3
Latest Tax Year [Member] | PRC [Member]
Income Taxes [Line Items]
Annual taxable income percentage	25.00%
Income tax reduced rate	20.00%
Annual taxable income (in Yuan Renminbi)	¥ 1